NOTES PAYABLE (Schedule of Notes Payable) (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Notes payable	$ 600,000	$ 775,000	$ 775,000
Unrelated Third Party [Member] | Notes Payable [Member]
Short-term Debt [Line Items]
Notes payable		600,000	600,000
WeedMD RX Inc. (''WMD'') [Member]
Short-term Debt [Line Items]
Notes payable	175,000
WeedMD RX Inc. (''WMD'') [Member] | Notes Payable [Member]
Short-term Debt [Line Items]
Notes payable		175,000	$ 175,000
SlainteVentures, LLC [Member] | Notes Payable [Member]
Short-term Debt [Line Items]
Notes payable	600,000	600,000
Donaldson Consulting [Member] | Notes Payable [Member]
Short-term Debt [Line Items]
Notes payable